CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash and cash equivalents	$ 20,223	$ 22,514
Time deposits maturing over three months	2,700	783
Marketable securities (note 3)	22,373	19,441
Accounts receivable, less allowances for credit losses of $954 and $1,351 at March 31, 2020 and 2021, respectively (note 2)	14,708	12,301
Inventories (note 4)	16,193	8,578
Prepaid expenses and other current assets (note 5)	2,489	1,752
Total current assets	78,686	65,369
Property, plant and equipment, net (note 6)	27,323	28,586
Goodwill (note 2)
Time deposits maturing over twelve months	1,851	1,424
Total assets	107,860	95,379
Current liabilities:
Accounts payable	9,522	4,604
Accrued payroll and employee benefits	7,107	6,077
Customer deposits	1,683	1,172
Other accrued liabilities (note 7)	2,016	1,718
Income taxes payable	886	735
Total current liabilities	21,214	14,306
Deferred income tax liabilities (note 8)	957	751
Total liabilities	22,171	15,057
Commitments and contingencies (note 10)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares as of March 31, 2020 and 2021; 17,061,810 shares issued as of March 31, 2020 and 2021; 15,915,239 shares outstanding as of March 31, 2020 and 2021	53,143	53,143
Treasury stock at cost; 1,146,571 shares as of March 31, 2020 and 2021 (note 12)	(2,821)	(2,821)
Additional paid-in capital	7,989	7,989
Accumulated other comprehensive income	5,316	5,316
Retained earnings	22,062	16,695
Total shareholders' equity	85,689	80,322
Total liabilities and shareholders' equity	$ 107,860	$ 95,379